Accounts Receivable, Net - Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Receivables [Abstract]
Accounts receivable - billed	$ 664,099	$ 723,921
Accounts receivable - unbilled	229,695	134,122
Less - allowances	(28,726)	(39,512)
Accounts receivable, net	$ 865,068	$ 818,531